SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2007

Assets:

Investments at fair value:

  Janus Aspen Series:
    Aspen Large Cap Growth Portfolio, 43,408 shares
     (cost $816,789)                                          $  1,146,848
    Aspen Mid Cap Growth Portfolio, 437,823 shares
     (cost $16,103,236)                                         17,486,650
    Aspen Forty Portfolio, 35,100 shares (cost $799,729)         1,445,425
    Aspen Worldwide Growth Portfolio, 19,844 shares
     (cost $528,562)                                               701,102
     Aspen Balanced Portfolio, 58,007 shares
      (cost $1,378,659)                                          1,743,112

  T. Rowe Price Fixed Income Series, Inc.:
    Prime Reserve Portfolio, 1,873,670 shares
      (cost $1,873,670)                                          1,873,670
    Limited Term Bond Portfolio, 702,366 shares
      (cost $3,535,457)                                          3,469,690

  T. Rowe Price Equity Series, Inc.:
     Equity Income Portfolio, 117,572 shares
      (cost $2,491,897)                                          2,785,282
     Personal Strategy Balanced Portfolio, 569,258 shares
       (cost $9,127,328)                                        10,645,119
     Mid-Cap Growth Portfolio, 34,273 shares
       (cost $795,476)                                             857,509

  T. Rowe Price International Series, Inc.:
     International Stock Portfolio, 32,210 shares
      (cost $510,021)                                              570,444

  Vanguard Variable Insurance Fund:
     Balanced Portfolio, 73,927 shares (cost $1,386,238)         1,534,729
     Equity Index Portfolio, 21,214 shares (cost $569,272)         626,676
     High Yield Bond Portfolio, 28,672 shares
        (cost $240,495)                                            235,397
     Small Company Growth Portfolio, 35,257 shares
        (cost $636,908)                                           639,907
     Mid-Cap Index Portfolio, 35,701 shares (cost $609,344)       663,319
     REIT Index Portfolio, 33,344 shares (cost $670,252)          630,870
                                                                -----------
Total Assets                                                  $ 47,055,749
Total Liabilities                                                        -
                                                                ----------
                                                              $ 47,055,749
                                                                ==========

  See accompanying notes to financial statements

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                            STATEMENTS OF OPERATIONS

                                            For the Year Ended December 31, 2007
                                            -----------------------------------------
                                            Janus Aspen   Janus Aspen
                                            Large Cap     Mid Cap         Janus Aspen
                                            Growth*       Growth          Forty**
                                            ---------     -----------     -----------
Investment Income:
  Dividends                                 $   8,605     $     37,229    $     4,520

Expenses:
  Mortality and expense risk charges           14,877          215,052        15,769
                                            ---------     ----------      ----------

Net investment income (loss)                   (6,272)        (177,823)       (11,249)
                                            ---------     -----------     -----------
Realized gains (losses) on investments:
  Realized net investment gain  (loss)        113,767       (2,381,361)       125,939
  Capital gain distributions received                           95,691              -
                                            ---------     ------------    -----------
  Realized gain (loss) on investments and
    capital gain distributions, net           113,767       (2,285,670)       125,939

Unrealized appreciation (depreciation), net    55,197        5,766,996        286,291
                                            ---------     -----------     -----------
Net increase (decrease) in net assets
  from operations                           $ 162,692      $ 3,303,503    $ 400,981
                                            =========     =============   =========

                                            For the Year Ended December 31, 2007
                                            -------------------------------------------
                                            Janus Aspen
                                            Worldwide     Janus Aspen
                                            Growth        Balanced
                                            ---------     ------------
Investment Income:
  Dividends                                 $   5,819           45,004

Expenses:
  Mortality and expense risk charges            9,451           21,621
                                            ---------     ------------
Net investment income (loss)                   (3,632)          23,383
                                            ---------     ------------
Realized gains (losses) on investments:
  Realized net investment gain  (loss)         60,399           88,212

  Capital gain distributions received               -                -
                                               ------     ------------

  Realized gain (loss) on investments and
    capital gain distributions, net            60,399           88,212

Unrealized appreciation (depreciation), net    10,390           47,692
                                            ---------     ------------
 Net increase (decrease) in net assets
   from operations                          $  67,157          159,287
                                            =========     ============

    See accompanying notes to financial statements

 *Formerly Janus Aspen Growth
**Formerly Janus Aspen Capital Appreciation

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                            STATEMENTS OF OPERATIONS

                                            For the Year Ended December 31, 2007
                                            -----------------------------------------

                                            T. Rowe
                                            Price         T. Rowe         T. Rowe
                                            Limited       Price           Price
                                            Term          Equity          Prime
                                            Bond          Income          Reserve
                                            ---------     ------------    -----------
Investment Income:
  Dividends                                 $  93,588     $    151,955    $    51,802

Expenses:
  Mortality and expense risk charges           23,647           42,428         37,306
                                            ---------     ------------    -----------
Net investment income                          69,941          109,527         14,496
(loss)                                      ---------     ------------    -----------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)              -          (15,654)       243,834

  Capital gain distributions received               -                -        170,888
                                            ---------     ------------    -----------
  Realized gain (loss) on investments and
    capital gain distributions, net                 -         (15,654)        414,722

Unrealized appreciation (depreciation), net         -           50,880       (359,415)
                                            ---------       ---------     -----------
  Net increase (decrease) in net assets     $  69,941     $    144,753    $    69,803
                                            =========     ============    ===========

                                              For the Year Ended December 31, 2007
                                            --------------------------------------
                                            T. Rowe       T. Rowe         T. Rowe
                                            Price         Price           Price
                                            Personal      Mid-Cap         International
                                            Strategy      Growth          Stock
                                            Balanced
                                            ---------     ------------    -----------
Investment Income:
  Dividends                                 $ 245,960     $      1,833    $    7,848

Expenses:
  Mortality and expense risk charges          137,052           10,270         7,018
                                            ---------     ---------       -----------

Net investment income                         108,908           (8,437)          830
(loss)
                                            ---------      ---------      -----------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)        427,695           69,522         64,037

  Capital gain distributions received         979,020           90,752         63,063
                                              ---------     ------------    ---------

  Realized gain (loss) on investments and
    capital gain distributions, net         1,406,715          160,274        127,100

Unrealized appreciation (depreciation), net  (806,646)         (23,550)       (61,923)
                                             --------     ------------    -----------
Net increase (decrease) in net assets
  from operations                           $ 708,977     $    128,287    $    66,007
                                            =========     ============      =========

 See accompanying notes to financial statements

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                            STATEMENTS OF OPERATIONS

                                             For the Year Ended December 31, 2007
                                            -----------------------------------------
                                                                          Vanguard
                                            Vanguard      Vanguard        High Yield
                                            Balanced      Equity          Bond
                                                          Index
                                            -----------   ------------      ------------
Investment Income:
  Dividends                                 $  41,751     $     10,718   $     14,676

Expenses:
  Mortality and expense risk charges           17,251            7,854          2,508
                                              -------     -----------     -----------

Net investment income                          24,500            2,864         12,168
(loss)                                        -------     -----------     -----------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)         31,574           16,896         (1,211)


  Capital gain distributions received          62,980           26,681              -
                                              -------     ------------    -----------
  Realized gain (loss) on investments and
    capital gain distributions, net            94,554           43,577          (1,211)


Unrealized appreciation (depreciation), net    14,813)         (16,693)        (9,005)

Net increase (decrease) in net assets
  from operations                           $ 104,241     $     29,748    $     1,952
                                            =========     ============    ===========

                                              For the Year Ended December 31, 2007
                                            -----------------------------------------
                                            Vanguard
                                            Small         Vanguard
                                            Company       Mid-Cap         Vanguard
                                            Growth        Index           REIT Index
                                            ---------     ------------    ------------
Investment Income:
  Dividends                                 $   3,428     $      8,980    $   16,251

Expenses:
  Mortality and expense risk charges            7,860            8,496          9,190
                                             --------     ------------    -----------

Net investment income                          (4,432)             484          7,061
(loss)                                      ---------     ------------    -----------

Realized gains (losses) on investments:
  Realized net investment gain  (loss)          7,730           57,801         58,507

  Capital gain distributions received          60,516           75,637         66,418
                                            ---------     ------------    -----------
  Realized gain (loss) on investments and
    capital gain distributions, net            68,246          133,438        124,925

Unrealized appreciation (depreciation), net   (45,382)         (98,841)     (271,830)
                                            ---------     ------------
Net increase (decrease) in net assets
  from operations                           $  18,432     $     35,081    $  (139,844)
                                            =========     ============    ============

 See accompanying notes to financial statements

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                 For the Years ended December 31,
                                            ---------------------------------------------------------------------------------
                                            Janus                         Janus
                                            Aspen                         Aspen
                                            Large Cap                     Mid Cap                     Janus Aspen
                                            Growth*                       Growth                      Forty**

                                            ---------     ------------    -----------  -----------    ----------   ----------
                                               2007           2006            2007        2006          2007           2006
                                            ----------    ------------    -----------  -----------    ---------    ----------
Increase (decrease) in net assets from
   operations:
  Net investment income (loss)              $  (6,272)    $     (9,680)   $  (177,823) $  (203,548)   $  (11,249)  $  (10,133)

  Realized gains (losses) on investments      113,767           48,862     (2,285,670)  (2,038,030)      125,939       57,658

  Unrealized appreciation (depreciation),
    net                                        55,197           88,924      5,766,996    4,220,711       286,291       43,286
                                            ---------     ------------   ------------  -----------    ----------   ----------

Net increase  (decrease) in net assets
  from operations                             162,692          128,106      3,303,503    1,979,133       400,981       90,811
                                            ---------     ------------    -----------  -----------    ----------   ----------
 Contract transactions:
  Purchase payments                            62,576           62,591        145,562      188,102        51,060       51,395

  Transfers between subaccounts, net          (48,996)           2,126       (140,782)    (571,952)       17,589       23,346

  Withdrawals                                (285,613)        (384,313)    (3,060,985)  (1,527,501)     (238,170)   (138,634)

  Contract maintenance fees                    (2,958)          (3,441)       (27,795)     (31,467)       (2,742)     (2,967)

  Surrender charges                            (3,382)          (4,496)        (7,215)      (9,165)       (2,641)     (2,790)
                                            ---------     ------------    -----------  -----------    ----------   ----------
Net increase (decrease) in net assets
  derived from contract transactions         (278,373)        (327,533)    (3,091,215)  (1,951,983)     (174,904)     (69,650)
                                            ---------     ------------    ------------ -----------    ----------   ----------

Total increase (decrease) in net assets      (115,681)        (199,427)       212,288       27,150       226,077       21,161

Net assets at beginning of year             1,262,529        1,461,956     17,274,362   17,247,212     1,219,348    1,198,187
                                            ---------     ------------    -----------  -----------    ----------   ----------

Net assets at end of year                   $1,146,848    $  1,262,529    $17,486,650  $17,274,362    $1,445,425   $1,219,348
                                            ==========    ============    ===========  ===========    ==========   ==========

                                                     For the Years ended December 31,
                                            ------------------------------------------------------
                                            Janus
                                            Aspen                         Janus
                                            Worldwide                     Aspen
                                            Growth                        Balanced
                                            ---------     ------------    ------------ -----------
                                              2007           2006            2007         2006
                                            ---------     -----------     ------------ -----------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)              $  (3,632)    $      3,747    $    23,383  $    16,033

  Realized gains (losses) on investments       60,399            5,321         88,212       44,133

  Unrealized appreciation (depreciation),
    net                                        10,390          103,686         47,692       94,196
                                            ---------     ------------    -----------  ------------
Net increase  (decrease) in net assets from
operations                                     67,157          112,754        159,287      154,362
                                            ---------     ------------    -----------  -----------
Contract transactions:
  Purchase payments                            44,637           41,430         75,409       85,762

  Transfers between subaccounts, net           54,432            6,164         (7,557)      33,699

  Withdrawals                                (200,823)        (128,911)      (245,427)    (268,261)

  Contract maintenance fees                    (1,586)          (1,778)        (3,776)      (4,307)

  Surrender charges                            (1,762)          (1,438)        (2,152)      (3,740)
                                            ---------     ------------    -----------  -----------
Net increase (decrease) in net assets
  derived from contract transactions         (105,102)         (84,533)      (183,503)    (156,847)
                                            ---------     ------------    -----------   ----------

Total increase (decrease) in net assets       (37,945)          28,221        (24,216)      (2,485)

Net assets at beginning of year               739,047         710,826       1,767,328    1,769,813
                                            ---------     ------------    -----------  -----------
Net assets at end of year                   $ 701,102     $    739,047    $ 1,743,112  $1,767,328
                                            =========     ============    =========== ============

See accompanying notes to financial statements

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                   For the Years ended December 31,
                                            ---------------------------------------------------------------------------------
                                            T.Rowe                        T.Rowe                      T.Rowe
                                            Price                         Price                       Price
                                            Prime                         Limited                     Equity
                                            Reserve                       Term                        Income
                                            ----------    ------------    -----------  -----------    ----------   ----------
                                               2007           2006            2007        2006          2007           2006
                                            ----------    ------------    -----------  -----------    ----------   ----------
Increase (decrease) in net assets from
    operations:
  Net investment income (loss)              $   69,941    $     75,962    $   109,527  $   109,699    $   14,496   $  10,814

  Realized gains (losses) on investments             -               -        (15,654)     (29,235)      414,722      214,787

  Unrealized appreciation (depreciation),
    net                                              -               -         50,880       27,855      (359,415)     274,382
                                            ----------    ------------    -----------  -----------    ----------   ----------
Net increase  (decrease) in net assets from
operations                                      69,941          75,962        144,753      108,319        69,803      499,983
                                            ----------    ------------    -----------  -----------    ----------   ----------
Contract transactions:
  Purchase payments                             38,818          72,014         56,650       72,367       108,044      123,586

  Transfers between subaccounts, net           (80,428)         99,629         43,249     (28,191)        52,873        4,558

  Withdrawals                                 (240,976)       (774,196)      (554,182)   (520,165)      (539,616)   (722,560)

  Contract maintenance fees                     (2,553)         (3,286)        (4,981)      (5,949)       (4,632)      (5,138)

  Surrender charges                             (1,418)         (5,722)        (1,802)      (2,309)       (4,152)    (4,391)
                                             ---------    ------------    ------------  -----------   ----------   ----------

Net increase (decrease) in net assets
  derived from contract transactions          (286,557)       (611,561)      (461,066)    (484,247)     (387,483)    (603,945)
                                            ----------    ------------    -----------  -----------    ----------   ----------

Total increase (decrease) in net assets       (216,616)       (535,599)      (316,313)    (375,928)     (317,680)    (103,962)

Net assets at beginning of year              2,090,286       2,625,885      3,786,003    4,161,931     3,102,962    3,206,924
                                            ----------    ------------    -----------  -----------    ----------   ----------

Net assets at end of year                   $1,873,670    $  2,090,286    $ 3,469,690  $ 3,786,003    $2,785,282   $3,102,962
                                            ==========    ============    ===========  ===========    ==========   ==========

                                                          For the Years ended December 31,
                                            ---------------------------------------------------------------------------------
                                            T. Rowe                       T. Rowe                     T. Rowe
                                            Price                         Price                       Price
                                            Personal                      Mid-Cap                     International
                                            Strategy                      Growth                      Stock
                                            Balanced
                                            ----------    ------------    -----------  -----------    ----------   ----------
                                              2007           2006            2007         2006           2007         2006
                                            ----------    ------------    -----------  -----------    ----------   ----------
Increase (decrease) in net assets from
   operations:
  Net investment income (loss)              $  108,908    $    101,965    $    (8,437) $   (11,518)   $      830   $      344

  Realized gains (losses) on investments     1,406,715         836,512        160,274      175,952       127,100       36,471

  Unrealized appreciation (depreciation),
    net                                       (806,646)        276,208        (23,550)    (114,443)      (61,923)      40,524
                                            ----------    ------------    -----------  -----------    ----------   ----------

Net increase  (decrease) in net assets from    708,977       1,214,685        128,287       49,991        66,007       77,339
operations                                  ----------    ------------    -----------  -----------    ----------   ----------

Contract transactions:
  Purchase payments                            106,542         155,177         19,816       26,807        23,142       39,774

  Transfers between subaccounts, net            18,664          48,331       (185,155)     (16,157)       91,592       80,846

  Withdrawals                               (1,730,357)     (2,558,621)       (46,024)    (121,893)     (151,286)     (44,716)

  Contract maintenance fees                    (10,696)        (12,340)        (1,300)      (1,515)         (749)        (651)

  Surrender charges                             (6,870)         (8,061)          (715)        (835)         (651)        (179)
                                            ----------    ------------    -----------  -----------    ----------   ----------
Net increase (decrease) in net assets
  derived from contract transactions        (1,622,717)     (2,375,514)      (213,378)    (113,593)      (37,952)      75,074
                                            ----------    ------------   ------------  -----------    ---------    ----------

Total increase (decrease) in net assets       (913,740)     (1,160,829)       (85,091)     (63,602)       28,055      152,413

Net assets at beginning of year             11,558,859      12,719,688        942,600    1,006,202       542,389      389,976
                                            ----------    ------------    -----------  -----------    ----------   ----------

Net assets at end of year                   $10,645,119   $ 11,558,859    $   857,509  $   942,600    $  570,444   $  542,389
                                            ==========    ============    ===========  ===========    ==========  ===========

 See accompanying notes to financial statements

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                               For the Years ended December 31,
                                            ---------------------------------------------------------------------------------
                                                                                                      Vanguard
                                            Vanguard                      Vanguard                    High Yield
                                            Balanced                      Equity Index                Bond
                                            ----------    ------------    -----------  -----------    ----------   ----------
                                              2007           2006            2007         2006            2007        2006
                                            ----------    ------------    -----------  -----------    ----------   ----------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)              $   24,500    $     16,054    $     2,864  $     3,362    $   12,168   $   12,250

  Realized gains (losses) on investments        94,554          83,248         43,577       63,011        (1,211)        (281)
  Unrealized appreciation (depreciation),
   net                                         (14,813)         59,829        (16,693)      22,776        (9,005)       1,908
                                            ----------    ------------    -----------  -----------    ----------   ----------

Net increase  (decrease) in net assets from    104,241         159,131         29,748       89,149         1,952       13,877
operations                                   ----------   ------------    -----------  -----------    ----------   ----------
Contract transactions:
  Purchase payments                             44,700          50,674         25,420       27,298        20,911       18,153

  Transfers between subaccounts, net           102,057         302,668        (12,030)     (20,602)       39,978      (29,533)

  Withdrawals                                 (166,743)       (135,101)      (124,372)     (87,771)      (30,413)     (26,830)

  Contract maintenance fees                     (1,329)         (1,390)          (800)        (964)         (359)        (446)

  Surrender charges                             (1,263)         (1,139)        (1,000)        (702)         (212)        (208)
                                            ----------    ------------    -----------  -----------    ----------   ----------
 Net increase (decrease) in net assets
  derived from contract transactions           (22,578)        215,712       (112,782)     (82,741)       29,905      (38,864)
                                            ----------    ------------    -----------  -----------    ----------   ----------

Total increase (decrease) in net assets         81,663         374,843        (83,034)       6,408        31,857      (24,987)

Net assets at beginning of year              1,453,066       1,078,223        709,710      703,302       203,540      228,527
                                            ----------    ------------    -----------   ------------  ----------   ----------
Net assets at end of year                   $1,534,729     $1,453,066     $   626,676  $   709,710    $  235,397   $  203,540
                                            ==========    ============    ===========  ===========    ==========   ==========

                                                                 For the Years ended December 31,
                                            ---------------------------------------------------------------------------------
                                            Vanguard                      Vanguard
                                            Small Company                 Mid-Cap                     Vanguard
                                            Growth                        Index                       REIT Index
                                            ----------    ------------    -----------  -----------    ----------   ----------
                                               2007           2006            2007        2006           2007        2006
                                            ----------    -----------     -----------  -----------    ----------   ----------
Increase (decrease) in net assets from
 operations:
  Net investment income (loss)              $   (4,432)   $     (6,050)   $       484  $    (1,283)   $    7,061   $   7,080

  Realized gains (losses) on investments        68,246         110,190        133,438       57,051       124,925      125,067

  Unrealized appreciation (depreciation),
   net                                         (45,382)        (43,251)       (98,841)      14,945       271,830)       89,411
                                            ----------    ------------    -----------  -----------    ----------   ----------
Net increase  (decrease) in net assets from     18,432          60,889         35,081       70,713      (139,844)      221,558
  operations                                ----------    ------------    -----------  -----------    ----------   ----------

  Purchase payments                             34,943          46,413         25,332       32,132        37,280       52,452

  Transfers between subaccounts, net            (3,668)        (15,065)        50,444       62,778         7,738       17,355

  Withdrawals                                  (88,694)       (130,893)      (165,635)     (61,998)     (117,652)    (143,318)

  Contract maintenance fees                     (1,221)         (1,480)        (1,131)      (1,232)       (1,112)      (1,170

  Surrender charges                               (660)           (366)          (673)        (185)         (655)        (697)
                                            ----------    ------------    -----------  -----------     ---------   ----------
Net increase (decrease) in net assets
  derived from contract transactions           (59,300)       (101,391)       (91,663)      31,495       (74,401)     (75,378)
                                            ----------    ------------    -----------  -----------    ----------   ----------

Total increase (decrease) in net assets        (40,868)        (40,502)       (56,582)     102,208      (214,245)      146,180

Net assets at beginning of year                680,775         721,277        719,901      617,693       845,115      698,935
                                            ----------    ------------    -----------  -----------    ----------   ----------

Net assets at end of year                   $  639,907    $    680,775    $   663,319  $   719,901    $  630,870   $  845,115
                                            ==========    ============    ===========  ===========    ==========   ==========

 See accompanying notes to financial statements

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                         NOTES TO FINANCIAL STATEMENTS
                           December 31, 2007 and 2006
1. Organization

   The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. The Company discontinued new sales of variable annuity contracts on December 1, 2004. The Account is an accounting entity wherein all segregated account transactions are reflected.

   The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Vanguard Variable Insurance Fund
  (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by contract owners.

   The Funds are diversifed open-end investment management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Account's Annual Report.

2. Significant Accounting Policies

   The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Valuation of Investments

   Investments in shares of each Fund are valued on the closing net asset vaule per share at December 31, 2007. The Funds value their investment securities at fair value.

   Securities Transactions and Investment Income

   Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

   Federal Income Taxes

   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

                         SENTRY LIFE INSURANCE COMPANY
                            Sentry Variable Account II
                   NOTES TO FINANCIAL STATEMENTS (continued)
                           December 31, 2007 and 2006

3. Purchases and Sales of Securities

   In 2007, purchases and proceeds on sales of the Funds' shares were as follows:
                                                                  Proceeds
                                                    Purchases     on Sales
                                                    -----------   -----------
   *  Janus Aspen Large Cap Growth Portfolio        $    95,689   $   380,334
      Janus Aspen Mid Cap Growth Portfolio
                                                        329,821     3,503,168
  **  Janus Aspen Forty Portfolio
                                                         95,756       281,908
      Janus Aspen Worldwide Growth Portfolio
                                                        121,251       229,984
      Janus Aspen Balanced Portfolio
                                                        173,363       333,483
      T. Rowe Price Prime Reserve Portfolio
                                                        139,714       356,330
      T. Rowe Price Limited Term Bond Portfolio
                                                        269,130       620,670
      T. Rowe Price Equity Income Portfolio
                                                        506,780       708,878
      T. Rowe Price Personal Strategy Balanced
        Portfolio
                                                      1,424,206     1,958,993
      T. Rowe Price Mid-Cap Growth Portfolio
                                                        173,774       304,837
      T. Rowe Price International Stock Portfolio
                                                        189,452       163,511
      Vanguard Balanced Portfolio
                                                        261,565       196,664
      Vanguard Equity Index Portfolio
                                                         66,351       149,590
      Vanguard High Yield Bond Portfolio
                                                         83,597        41,525
      Vanguard Small Company Growth Portfolio
                                                        120,972       124,188
      Vanguard Mid-Cap Index Portfolio
                                                        194,322       209,864
      Vanguard REIT Index Portfolio
                                                        189,015       189,937
                                                    -----------   -----------
          Total                                     $ 4,434,758   $ 9,753,864
                                                    ===========   ==========

   In 2006, purchases and proceeds on sales of the Funds' shares were as follows:
                                                                  Proceeds
                                                    Purchases     on Sales
                                                    -----------   -----------
   *  Janus Aspen Large Cap Growth Portfolio        $   103,375   $   440,588
      Janus Aspen Mid Cap Growth Portfolio
                                                        241,112     2,396,642
  **  Janus Aspen Forty Portfolio
                                                        123,593       203,376
      Janus Aspen Worldwide Growth Portfolio
                                                         82,523       163,309
      Janus Aspen Balanced Portfolio
                                                        164,457       305,270
      T. Rowe Price Prime Reserve Portfolio
                                                        338,385       873,983
      T. Rowe Price Limited Term Bond Portfolio
                                                        277,114       651,662
      T. Rowe Price Equity Income Portfolio
                                                        331,034       840,732
      T. Rowe Price Personal Strategy Balanced
        Portfolio
                                                        864,410     2,791,971
      T. Rowe Price Mid-Cap Growth Portfolio
                                                        194,766       203,199
      T. Rowe Price International Stock Portfolio
                                                        169,667        92,462
      Vanguard Balanced Portfolio
                                                        469,299       199,165
      Vanguard Equity Index Portfolio
                                                        131,150       165,711
      Vanguard High Yield Bond Portfolio
                                                         36,883        63,497
      Vanguard Small Company Growth Portfolio
                                                        161,794       189,567
      Vanguard Mid-Cap Index Portfolio
                                                        186,465       130,075
      Vanguard REIT Index Portfolio
                                                        189,361       205,078
                                                    -----------   -----------
          Total                                     $ 4,065,388   $ 9,916,287
                                                    ===========   ===========
   *Formerly Janus Aspen Growth Portfolio

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                   NOTES TO FINANCIAL STATEMENTS (continued)
                           December 31, 2007 and 2006

4. Expenses and Related Party Transactions

   A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. Until May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the Funds. After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Account (see Note 6).

   The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

   There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

   Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

   Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                   NOTES TO FINANCIAL STATEMENTS (continued)
                           December 31, 2007 and 2006

5. Changes in Units Outstanding

  The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                             Units    Units     Net Increase
                                             Issued   Redeemed (Decrease)
                                             ------   --------  ----------
 *Janus Aspen Large Cap Growth Portfolio     11,946   49,848
                                                                (37,902)
  Janus Aspen Mid Cap Growth Portfolio        3,629   59,466
                                                                (55,837)
**Janus Aspen Forty Portfolio                 9,471   27,166
                                                                (17,695)
  Janus Aspen Worldwide Growth Portfolio     15,423   28,461
                                                                (13,038)
  Janus Aspen Balanced Portfolio             10,393   24,784
                                                                (14,391)
  T.Rowe Price Prime Reserve Portfolio        2,170   15,654
                                                                (13,484)
  T.Rowe Price Limited Term Bond Portfolio    3,517   17,605
                                                                (14,088)
  T.Rowe Price Equity Income Portfolio       16,578   38,885
                                                                (22,307)
  T.Rowe Price Personal Strategy Balanced
    Portfolio                                 4,460   40,442    (35,982)

  T.Rowe Price Mid-Cap Growth Portfolio       4,844   18,262    (13,418)

  T.Rowe Price International Stock Portfolio 10,776   13,796     (3,020)

  Vanguard Balanced Portfolio                10,390   11,814     (1,424)

  Vanguard Equity Index Portfolio             2,077   10,163     (8,086)

  Vanguard High Yield Bond Portfolio          5,206    2,926       2,280

  Vanguard Small Company Growth Portfolio     3,914    8,019     (4,105)

  Vanguard Mid-Cap Index Portfolio            6,370   11,914     (5,544)

  Vanguard REIT Index Portfolio               4,350    7,701     (3,351)

The changes in units outstanding for the year ended December 31, 2006 were as follows:
                                             Units    Units     Net Increase
                                             Issued   Redeemed  (Decrease)
                                             ------   ------    ----------
 *Janus Aspen Large Cap Growth Portfolio     15,418   67,119    (51,701)

  Janus Aspen Mid Cap Growth Portfolio        5,175   47,243    (42,068)

**Janus Aspen Forty Portfolio                14,881   23,675     (8,794)

  Janus Aspen Worldwide Growth Portfolio     11,451   24,414    (12,963)

  Janus Aspen Balanced Portfolio             11,398   25,596    (14,198)

  T.Rowe Price Prime Reserve Portfolio       11,432   41,231    (29,799)

  T.Rowe Price Limited Term Bond Portfolio    3,796   19,022    (15,226)

  T.Rowe Price Equity Income Portfolio       13,191   53,099    (39,908)

  T.Rowe Price Personal Strategy Balanced
   Portfolio                                  6,737   64,887    (58,150)

  T.Rowe Price Mid-Cap Growth Portfolio       5,293   13,031     (7,738)

  T.Rowe Price International Stock Portfolio1 7,388    9,423      7,965

  Vanguard Balanced Portfolio                30,231   14,238     15,993

  Vanguard Equity Index Portfolio             5,989   13,038     (7,049)

  Vanguard High Yield Bond Portfolio          1,768    4,873     (3,105)

  Vanguard Small Company Growth Portfolio     5,912   13,455     (7,543)

  Vanguard Mid-Cap Index Portfolio           10,159    8,535      1,624
  Vanguard REIT Index Portfolio               5,895    9,533     (3,638)

    *Formerly Janus Aspen Growth Portfolio
   **Formerly Janus Aspen Capital Appreciation Portfolio

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                   NOTES TO FINANCIAL STATEMENTS (continued)
                           December 31, 2007 and 2006

6.     Financial Highlights

 A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2007 follows:

                                                                        Expenses Income
                                                                        as a %   as a %
                                                 Net Assets             of       of
                                           -------------------------    Average  Average
                                                     Unit               Net      Net     Total
                                           Units     Value    (000's)   Assets#  Assets  Return

 *Janus Aspen Large Cap Growth Portfolio   150,469   $ 7.62   $ 1,147   1.20%   0.70%    13.72

  Janus Aspen Mid Cap Growth Portfolio     291,983    59.89    17,487   1.20    0.21     20.59

**Janus Aspen Forty Portfolio              124,621    11.60     1,445   1.20    0.34     35.37

  Janus Aspen Worldwide Growth Portfolio    91,930     7.63       701   1.20    0.75      8.32

  Janus Aspen Balanced Portfolio           134,090    13.00     1,743   1.20    2.51      9.22

  T.Rowe Price Prime Reserve Portfolio      86,373    21.69     1,874   1.20    4.79      3.63

  T.Rowe Price Limited Term Bond Portfolio 102,686    33.79     3,470   1.20    4.33      4.22

  T.Rowe Price Equity Income Portfolio     163,260    17.06     2,785   1.20    1.68      2.03

  T.Rowe Price Personal Strategy Balanced
    Portfolio                              232,865    45.71    10,645   1.20    2.17      6.33

  T.Rowe Price Mid-Cap Growth Portfolio     48,548    17.66       858   1.20    0.22     16.12

  T.Rowe Price International Stock         48,737    11.70       570    1.20    1.34     11.69
    Portfolio
  Vanguard Balanced Portfolio              100,302    15.30     1,535   1.20    2.78      7.12

  Vanguard Equity Index Portfolio           44,985    13.93       627   1.20    1.59      4.17

  Vanguard High Yield Bond Portfolio        17,734    13.27       235   1.20    6.78      0.78

  Vanguard Small Company Growth Portfolio   44,974    14.23       640   1.20    0.50      2.58

  Vanguard Mid-Cap Index Portfolio          39,957    16.60       663   1.20    1.22      4.93

  Vanguard REIT Index Portfolio             32,113    19.65       631   1.20    2.04     (17.56)

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

       A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2006 follows:

                                                 Net Assets             Expenses Income
                                           --------------------------   as a %   as a %
                                                                        of       of
                                                                        Average  Average
                                                     Unit                Net     Net     Total
                                           Units     Value    (000's)   Assets#  Assets  Return

 *Janus Aspen Large Cap Growth Portfolio   188,371   $ 6.70   $ 1,262   1.20%   0.46%    10.06

  Janus Aspen Mid Cap Growth Portfolio     347,820    49.66    17,273   1.20       -     12.27

**Janus Aspen Forty Portfolio              142,316     8.57     1,220   1.20    0.35     8.05

  Janus Aspen Worldwide Growth Portfolio   104,968     7.04       739   1.20    1.72     16.81

  Janus Aspen Balanced Portfolio           148,481    11.90     1,767   1.20    2.13      9.41

  T.Rowe Price Prime Reserve Portfolio      99,857    20.93     2,090   1.20    4.51      3.36

  T.Rowe Price Limited Term Bond Portfolio 116,774    32.42     3,786   1.20    4.06      2.83

  T.Rowe Price Equity Income Portfolio     185,567    16.72     3,103   1.20    1.55     17.57

  T.Rowe Price Personal Strategy Balanced
    Portfolio                              268,847    42.99    11,558   1.20    2.05     10.53

  T.Rowe Price Mid-Cap Growth Portfolio     61,966    15.21       943   1.20       -      5.38

  T.Rowe Price International Stock          51,757    10.48       542   1.20    1.24     17.68
    Portfolio
  Vanguard Balanced Portfolio              101,726    14.28     1,453   1.20    2.43     13.58

  Vanguard Equity Index Portfolio           53,071    13.37       710   1.20    1.72     14.31

  Vanguard High Yield Bond Portfolio        15,454    13.17       204   1.20    7.20      6.96

  Vanguard Small Company Growth Portfolio   49,079    13.87       681   1.20    0.36      8.89

  Vanguard Mid-Cap Index Portfolio          45,501    15.82      720    1.20    1.02     12.39

  Vanguard REIT Index Portfolio             35,464    23.83      845    1.20    2.09     33.32

    # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

    *  Formerly Janus Aspen Growth Portfolio
   **  Formerly Janus Aspen Capital Appreciation Portfolio

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                   NOTES TO FINANCIAL STATEMENTS (continued)
                           December 31, 2007 and 2006

   A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2005 follows:

                                                 Net Assets             Expenses Income
                                           --------------------------   as a %   as a %
                                                                        of       of
                                                                        Average  Average
                                                     Unit                Net     Net     Total
                                           Units     Value    (000's)   Assets#  Assets  Return
 *Janus Aspen Large Cap Growth Portfolio   240,071   $ 6.09   $ 1,462   1.20%   0.34%     3.05

  Janus Aspen Mid Cap Growth Portfolio     389,888    44.24    17,247   1.20       -     10.98

**Janus Aspen Forty Portfolio              151,110     7.93     1,198   1.20    0.22     11.51

  Janus Aspen Worldwide Growth Portfolio   117,931     6.03       711   1.20    1.37      4.61

  Janus Aspen Balanced Portfolio           162,678    10.88     1,770   1.20    2.27      6.67

  T.Rowe Price Prime Reserve Portfolio     129,656    20.25     2,626   1.20    2.73      1.57

  T.Rowe Price Limited Term Bond Portfolio 132,000    31.53     4,162   1.20    3.56      0.54

  T.Rowe Price Equity Income Portfolio     225,475    14.22     3,207   1.20    1.55      2.69

  T.Rowe Price Personal Strategy Balanced
    Portfolio                              326,997    38.90    12,720   1.20    1.77      5.16

  T.Rowe Price Mid-Cap Growth Portfolio     69,704    14.44     1,006   1.20       -     13.38

  T.Rowe Price International Stock
    Portfolio                               43,792     8.91       390   1.20    1.53     14.66

  Vanguard Balanced Portfolio               85,732    12.58     1,078   1.20    2.35      5.54

  Vanguard Equity Index Portfolio           60,120    11.70       703   1.20    1.80      3.52

  Vanguard High Yield Bond Portfolio        18,559    12.31       229   1.20    8.47      1.51

  Vanguard Small Company Growth Portfolio   56,622    12.74       721   1.20       -      4.98

  Vanguard Mid-Cap Index Portfolio          43,877    14.08       618   1.20    1.03     12.60

  Vanguard REIT Index Portfolio             39,102    17.87       699   1.20    2.95     10.49

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

       A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2004 follows:

                                                 Net Assets             Expenses Income
                                           --------------------------   as a %   as a %
                                                                        of       of
                                                                        Average  Average
                                                     Unit                Net     Net     Total
                                           Units     Value    (000's)   Assets#  Assets  Return
  Janus Aspen Growth Portfolio             251,968   $ 5.91   $ 1,489   1.20%   0.15%    3.32

  Janus Aspen Mid Cap Growth Portfolio     460,372    39.86    18,351   1.20       -     19.38

  Janus Aspen Capital Appreciation
    Portfolio                              160,400     7.11     1,141   1.20    0.26     16.88

  Janus Aspen Worldwide Growth Portfolio   128,032     5.76       738   1.20    1.03      3.58

  Janus Aspen Balanced Portfolio           178,698    10.20     1,823   1.20    2.21      7.29

  T.Rowe Price Prime Reserve Portfolio     143,797    19.94     2,867   1.20    0.87     0.27)

  T.Rowe Price Limited Term Bond Portfolio 161,422    31.36     5,062   1.20    3.31     0.06)

  T.Rowe Price Equity Income Portfolio     252,215    13.85     3,493   1.20    1.58     13.61

  T.Rowe Price Personal Strategy Balanced
    Portfolio                              369,469    36.99    13,666   1.20    2.03     11.51

  T.Rowe Price Mid-Cap Growth Portfolio    103,537    12.73     1,318   1.20       -     17.00

  T.Rowe Price International Stock
    Portfolio                               48,202     7.77       374   1.20    1.28     12.47

  Vanguard Balanced Portfolio               65,259    11.92       778   1.20    2.24      9.93

  Vanguard Equity Index Portfolio           65,354    11.30       738   1.20    1.08      9.45

  Vanguard High Yield Bond Portfolio        24,286    12.13       295   1.20    5.74      7.20

  Vanguard Small Company Growth Portfolio   57,990    12.13       704   1.20    0.07     13.90

  Vanguard Mid-Cap Index Portfolio          47,303    12.50       591   1.20    0.58     18.86

  Vanguard REIT Index Portfolio             44,292    16.18       717   1.20    2.46     28.94

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

    *  Formerly Janus Aspen Growth Portfolio
   **  Formerly Janus Aspen Capital Appreciation Portfolio

                         SENTRY LIFE INSURANCE COMPANY
                           Sentry Variable Account II
                   NOTES TO FINANCIAL STATEMENTS (continued)
                           December 31, 2007 and 2006

       A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2003 follows:

                                                 Net Assets             Expenses Income
                                           --------------------------   as a %   as a %
                                                                        of       of
                                                                        Average  Average
                                                     Unit                Net     Net     Total
                                           Units     Value    (000's)   Assets#  Assets  Return
  Janus Aspen Growth Portfolio             263,699    5.72      1,508   1.20%   0.09%    30.19

  Janus Aspen Mid Cap Growth Portfolio     523,724   33.39    17,488    1.20       -     33.53

  Janus Aspen Capital Appreciation
    Portfolio                              156,054    6.08        949   1.20    0.48     19.10

  Janus Aspen Worldwide Growth Portfolio   124,544    5.56        693   1.20    1.11     22.52

  Janus Aspen Balanced Portfolio           205,403    9.51      1,953   1.20    2.21     12.69

  T.Rowe Price Prime Reserve Portfolio     168,104   19.99      3,361   1.20    0.69     (0.54)

  T.Rowe Price Limited Term Bond Portfolio 205,498   31.38      6,448   1.20    3.80      3.01

  T.Rowe Price Equity Income Portfolio     248,611   12.19      3,031   1.20    1.70     24.02

  T.Rowe Price Personal Strategy Balanced
    Portfolio                              391,993   33.17     13,002   1.20    2.22     23.33

  T.Rowe Price Mid-Cap Growth Portfolio     78,683   10.88        856   1.20       -     36.78

  T.Rowe Price International Stock
    Portfolio                               35,655    6.91        246   1.20    1.55     28.99

  Vanguard Balanced Portfolio               39,221   10.84        425   1.20    2.58     18.82

  Vanguard Equity Index Portfolio           40,223   10.32        415   1.20    1.24     26.74

  Vanguard High Yield Bond Portfolio        14,712   11.32        166   1.20    3.61     15.28

  Vanguard Small Company Growth Portfolio   34,700   10.65        370   1.20    0.01     39.20

  Vanguard Mid-Cap Index Portfolio          21,200   10.52        223   1.20    0.61     32.27

  Vanguard REIT Index Portfolio             32,842   12.55        412   1.20    2.97     33.68

    # Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

7. Diversification Requirements

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.